Intangible Assets - Additional Information (Detail) ₺ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 TRY (₺)	Jun. 01, 2020 TRY (₺)	Jun. 01, 2020 USD ($)
Disclosure of detailed information about intangible assets [line items]
Amortization expense	₺ 3,066,664	₺ 2,454,969	₺ 1,920,756
Impairment losses on intangible assets	15,345	18,460	2,540
Goodwill		40,010
Yaani [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of ownership interest in entity acquired				100.00%	100.00%
Consideration transferred				₺ 78,828	$ 12,310
Intangible assets				71,652	$ 10,472
Goodwill				₺ 7,176
Goodwill	7,176
Turkcell Superonline [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	32,834
Boyut Enerji
Disclosure of detailed information about intangible assets [line items]
Goodwill	8,411
Internally generated [member] | Computer software
Disclosure of detailed information about intangible assets [line items]
Amortization expense	44,347	46,601	₺ 47,591
Capitalized cost	₺ 345,369	₺ 244,204